CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
REVENUES
Tax and surcharges	$ (17,567)	$ (44,898)	$ (42,510)
Net Revenues	1,754,935	6,914,474	3,695,217
OPERATING EXPENSE
Service and development	544,572	1,032,562
Sales and marketing	1,087,009	1,462,798	1,167,469
General and administrative	27,217,613	20,488,796	3,131,550
Impairment charge on long-term investments	1,600,000	29,189,836
Finance cost	2,154,621	2,498,706
Share-based compensation	55,468	347,466	6,585,386
Total Operating Expenses	32,659,283	55,020,164	10,884,405
LOSS FROM CONTINUING OPERATIONS	(30,904,348)	(48,105,690)	(7,189,188)
OTHER INCOME (EXPENSE)
Other income	100,067	1,239,705	386,415
Other expense	(264,985)	(7,545)	(5,265)
Total Other Income (Expense), net	(164,918)	1,232,160	381,150
(LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(31,069,266)	(46,873,530)	(6,808,038)
PROVISION FOR INCOME TAXES	482,976	489,955	807,710
NET (LOSS) FROM CONTINUING OPERATIONS	(31,552,242)	(47,363,485)	(7,615,748)
Net (loss) income from discontinued operations, net of income taxes	(6,439,549)	(23,834,894)	13,148,329
Gain from disposal of discontinued operations, net of income taxes	3,164,802
Total loss from discontinued operations	(3,274,747)	(23,834,894)	13,148,329
NET (LOSS) INCOME	(34,826,989)	(71,198,379)	5,532,581
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	3,942,157	(5,288,742)	(6,136,187)
COMPREHENSIVE LOSS	$ (30,884,832)	$ (76,487,121)	$ (603,606)
Net (loss) per share
Continuing operations - Basic (in dollars per share)	$ (0.64)	$ (0.97)	$ (0.16)
Continuing operations - Diluted (in dollars per share)	(0.64)	(0.97)	(0.14)
Discontinued operations - Basic (in dollars per share)	(0.07)	(0.49)	0.27
Discontinued operations - Diluted (in dollars per share)	(0.07)	(0.49)	0.25
Basic (in dollars per share)	(0.71)	(1.46)	0.11
Diluted (in dollars per share)	$ (0.71)	$ (1.46)	$ 0.10
Weighted average shares
Basic (in shares)	48,837,977.00	48,757,199.00	48,693,162.00
Diluted (in shares)	48,837,977.00	48,757,199.00	52,912,826.00
Commission service
REVENUES
REVENUES	$ 82,054
Recommendation service and other
REVENUES
REVENUES		$ 3,916,276	$ 184,968
Interest income
REVENUES
REVENUES	$ 1,690,448	$ 3,043,096	$ 3,552,759